MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-2

Collection Period	1/1/13-1/31/13
Determination Date	2/11/2013
Distribution Date	2/15/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$379,499,778.41
2.	Collections allocable to Principal				$13,065,430.42
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$771,505.77

5.	Pool Balance on the close of the last day of the related Collection Period				$365,662,842.22
	(Ln1 - Ln2 - Ln3 -Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				28,565
7.	Initial Pool Balance				$650,000,011.61

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$46,704,780.63		$33,006,213.80
	c.	Class A-3 Note Balance	$166,000,000.00		$166,000,000.00
	d.	Class A-4 Note Balance	$128,222,000.00		$128,222,000.00
	e.	Class B Note Balance	$12,026,000.00		$12,026,000.00
	f.	Class C Note Balance	$14,951,000.00		$14,951,000.00
	g.	Class D Note Balance	$7,801,000.00		$7,801,000.00

	h.	Note Balance (sum a - g)	$375,704,780.63		$362,006,213.80

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.2192713		0.1549588
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.5780074		0.5569326

10.	Overcollateralization Target Amount				$3,656,628.42

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$3,656,628.42

12.	Weighted Average Coupon			%	8.99%
13.	Weighted Average Original Term			months	66.19
14.	Weighted Average Remaining Term			months	44.77

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$2,963,118.12
	b.	Liquidation Proceeds allocable to Finance Charge			$650.88
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$2,963,769.00

16.	Principal:
	a.	Collections allocable to Principal	$13,065,430.42
	b.	Liquidation Proceeds allocable to Principal	$400,459.10
	c.	Purchase Amount allocable to Principal	$0.00

	d.	Available Principal Collections (sum a - c)	$13,465,889.52

17.	Total Finance Charge and Principal Collections (15d+16d)		$16,429,658.52
18.	Interest Income from Collection Account		$1,429.56
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$16,431,088.08

Available Funds

21.	Available Collections		$16,431,088.08
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$16,431,088.08

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$316,249.82
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$316,249.82

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$26,466.04
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$26,466.04

	i.	Class A-3 Monthly Interest	$125,883.33
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$125,883.33

	m.	Class A-4 Monthly Interest	$144,249.75
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$144,249.75

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$20,845.07
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$20,845.07

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,643.02
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,643.02

32.	Tertiary Principal Distributable Amount		$2,240,938.41

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$23,468.01
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$23,468.01

34.	Quaternary Principal Distributable Amount		$7,801,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$10,734,243.45

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$3,656,628.42

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$2,963,769.00
	b.	Total Daily Deposits of Principal Collections	$13,465,889.52
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,429.56

	e.	Total Deposits to Collection Account (sum a - d)	$16,431,088.08

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$316,249.82
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$14,072,122.05
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,040,216.21

	f.	Total Withdrawals from Collection Account (sum a - e)	$16,431,088.08

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$26,466.04
	c.	Class A-3 Interest Distribution	$125,883.33
	d.	Class A-4 Interest Distribution	$144,249.75
	e.	Class B Interest Distribution	$20,845.07
	f.	Class C Interest Distribution	$32,643.02
	g.	Class D Interest Distribution	$23,468.01
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$13,698,566.83
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$14,072,122.05

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$13,725,032.87
	c.	Class A-3 Distribution	$125,883.33
	d.	Class A-4 Distribution	$144,249.75
	e.	Class B Distribution	$20,845.07
	f.	Class C Distribution	$32,643.02
	g.	Class D Distribution	$23,468.01

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$14,072,122.05

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,040,216.21
	b.	Reserve Account surplus (Ln 55)	$167.52

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,040,383.73

46.	Withdrawals
	a.	Certificateholder Distribution	$2,040,383.73

	b.	Total Withdrawals from Certificate Payment Account	$2,040,383.73

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$362,006,213.80

48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$167.52
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,167.52
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$167.52

56.	Ending Balance (Ln52 + Ln53 -Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$316,249.82
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$14,072,122.05
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,040,216.21
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$167.52
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$13,725,032.87
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$125,883.33
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$144,249.75
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$20,845.07
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$32,643.02
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$23,468.01
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,040,383.73

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$370,395.79
74.	Cumulative Net Losses			$5,236,849.10
75.	Cumulative Net Loss Percentage			0.8057%

			Number of Loans	Principal Balance
76.		Delinquency Analysis

	a.	31 to 60 days past due	714	$10,214,960.18
	b.	61 to 90 days past due	228	$2,966,154.00
	c.	91 or more days past due	99	$1,213,809.21

	d.	Total Past Due (sum a-c)	1,041	14,394,923.39

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,013,588,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 11, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer